segment information (Tables)	12 Months Ended
Dec. 31, 2023
segment information
Schedule of reconciliation of revenue and income before income taxes by segment

							Digitally-led customer
	TELUS technology solutions						experiences - TELUS
	Mobile		Fixed		Segment total		International [1]		Eliminations		Total
Years ended December 31 (millions)	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Operating revenues
External revenues
Service	$7,059	$6,697	$7,550	$6,582	$14,609	$13,279	$2,899	$2,677	$—	$—	$17,508	$15,956
Equipment	2,158	2,026	339	310	2,497	2,336	—	—	—	—	2,497	2,336
Revenues arising from contracts with customers	$9,217	$8,723	$7,889	$6,892	17,106	15,615	2,899	2,677	—	—	20,005	18,292
Other income (Note 7)					84	120	27	—	—	—	111	120
					17,190	15,735	2,926	2,677	—	—	20,116	18,412
Intersegment revenues					15	17	756	537	(771)	(554)	—	—
					$17,205	$15,752	$3,682	$3,214	$(771)	$(554)	$20,116	$18,412
EBITDA [2]					$5,722	$5,697	$709	$709	$—	$—	$6,431	$6,406
Restructuring and other costs included in EBITDA (Note 16)					652	180	65	60	—	—	717	240
Equity (income) loss related to real estate joint venture					1	(3)	—	—	—	—	1	(3)
Adjusted EBITDA [2]					$6,375	$5,874	$774	$769	$—	$—	$7,149	$6,643
Capital expenditures [3]					$2,697	$3,337	$125	$135	$—	$—	$2,822	$3,472
Adjusted EBITDA less capital expenditures [2]					$3,678	$2,537	$649	$634	$—	$—	$4,327	$3,171

					Operating revenues – external and other income (above)						$20,116	$18,412
					Goods and services purchased						7,537	7,107
					Employee benefits expense						6,148	4,899
					EBITDA (above)						6,431	6,406
					Depreciation						2,514	2,226
					Amortization of intangible assets						1,555	1,226
					Operating income						2,362	2,954
					Financing costs						1,273	632
					Income before income taxes						$1,089	$2,322

1

The digitally-led customer experiences – TELUS International segment is comprised of our consolidated TELUS International (Cda) Inc. subsidiary. All of our other international operations are included in the TELUS technology solutions segment.

2

Earnings before interest, income taxes, depreciation and amortization (EBITDA), both unadjusted and adjusted, are not standardized financial measures under IFRS-IASB and may not be comparable to similar measures disclosed by other issuers (including those disclosed by TELUS International (Cda) Inc.); we define EBITDA as operating revenues and other income less goods and services purchased and employee benefits expense. We calculate adjusted EBITDA to exclude items that do not reflect our ongoing operations and, in our opinion, should not be considered in a long-term valuation metric or included in an assessment of our ability to service or incur debt. We report EBITDA, adjusted EBITDA and adjusted EBITDA less capital expenditures, because they are key measures that management uses to evaluate the performance of our business, and EBITDA is also utilized in determining compliance with certain debt covenants.

3

See Note 31(a) for a reconciliation of capital asset additions, excluding spectrum licences, to cash payments for capital assets, excluding spectrum licences, reported in the Consolidated statements of cash flows.